5. LONG-TERM INVESTMENTS (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
LONG-TERM INVESTMENTS
Loss in joint venture	$ 20,792	$ 112,929
Accrued interest expense	$ 64,861	$ 64,256